Events after the balance sheet date	12 Months Ended
Dec. 31, 2022
Events after the balance sheet date
Events after the balance sheet date

24. Events after the balance sheet date

The Group sold 3,742,506 treasury shares for a gross amount of CHF 1.2 million under the sale agency agreement with Kepler Cheuvreux, between the closing date and the approval of these consolidated financial statements. The number of outstanding shares amounts to 80,879,591 on March 28, 2023 excluding 34,468,720 treasury shares directly held by Addex Pharma SA.